Commitments and Contingencies - Schedule of Supplemental Cash Flow Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance lease (interest payments)	$ 47,126	$ 48,857
Operating cash flows from operating leases	912,634	850,676
Financing cash flows from finance lease	91,058	72,638
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	310,566	1,243,375
Finance leases	$ 74,092	$ 0